PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 1,018,805	R$ 937,657
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	176,181	172,574
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 842,624	R$ 765,083